Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 52.9%
Air Freight & Logistics - 1.3%
FedEx Corp.	25,000	$ 8,056,250
United Parcel Service, Inc., Class B	30,000	3,186,600
		11,242,850
Banks - 3.2%
Citigroup, Inc.	100,000	11,571,000
JPMorgan Chase & Co.	20,000	6,117,800
Wells Fargo & Co.	115,000	10,406,350
		28,095,150
Biotechnology - 3.8%
AbbVie, Inc.	60,000	13,380,600
Amgen, Inc.	30,000	10,256,400
Gilead Sciences, Inc.	65,000	9,226,750
		32,863,750
Broadline Retail - 1.1%
Amazon.com, Inc. (A)	40,000	9,572,000
Capital Markets - 3.5%
Blackrock, Inc.	8,000	8,951,520
Goldman Sachs Group, Inc.	18,000	16,837,380
Morgan Stanley	25,072	4,583,161
		30,372,061
Communications Equipment - 1.0%
Arista Networks, Inc. (A)	60,000	8,504,400
Consumer Finance - 1.6%
Capital One Financial Corp.	40,000	8,757,200
Synchrony Financial	70,000	5,084,100
		13,841,300
Consumer Staples Distribution & Retail - 0.8%
Target Corp.	65,000	6,855,550
Electric Utilities - 3.1%
American Electric Power Co., Inc.	60,000	7,186,500
Duke Energy Corp.	60,000	7,281,000
Evergy, Inc.	65,000	4,987,450
Southern Co.	80,000	7,144,800
		26,599,750
Health Care Equipment & Supplies - 1.2%
Medtronic PLC	100,000	10,296,000
Health Care Providers & Services - 0.8%
Cigna Group	7,500	2,055,825
Quest Diagnostics, Inc.	25,100	4,694,453
		6,750,278
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties, Inc.	35,000	3,314,500
Hotels, Restaurants & Leisure - 1.2%
Travel & Leisure Co.	145,000	10,083,300
Household Products - 0.9%
Procter & Gamble Co.	50,000	7,588,500
	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.4%
Allstate Corp.	35,000	$ 6,964,650
American International Group, Inc.	60,000	4,492,800
Progressive Corp.	5,000	1,040,000
		12,497,450
Interactive Media & Services - 5.9%
Alphabet, Inc., Class C	112,500	38,084,625
Meta Platforms, Inc., Class A	18,000	12,897,000
		50,981,625
IT Services - 2.3%
International Business Machines Corp.	65,000	19,935,500
Machinery - 0.8%
Cummins, Inc.	12,260	7,096,333
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp. (B)	550,000	6,270,000
Multi-Utilities - 1.4%
Dominion Energy, Inc.	150,000	9,025,500
Sempra	40,000	3,480,400
		12,505,900
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.	22,500	3,980,250
ONEOK, Inc.	125,000	9,898,750
		13,879,000
Pharmaceuticals - 1.9%
Merck & Co., Inc.	150,000	16,540,500
Semiconductors & Semiconductor Equipment - 3.8%
Broadcom, Inc.	50,000	16,565,000
NVIDIA Corp.	85,000	16,246,050
		32,811,050
Software - 2.3%
Microsoft Corp.	47,500	20,438,775
Specialized REITs - 2.3%
Equinix, Inc.	7,887	6,474,675
Gaming & Leisure Properties, Inc.	35,000	1,566,250
Iron Mountain, Inc.	58,950	5,431,064
Lamar Advertising Co., Class A	54,250	6,960,817
		20,432,806
Specialty Retail - 2.4%
Bath & Body Works, Inc.	250,000	5,450,000
Best Buy Co., Inc.	90,000	5,859,000
Dick's Sporting Goods, Inc.	35,000	7,070,000
Home Depot, Inc.	7,500	2,809,425
		21,188,425
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	75,000	19,461,000
Total Common Stocks (Cost $291,881,665)		460,017,753
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 40.7%
Aerospace & Defense - 1.3%
ATI, Inc.
5.88%, 12/01/2027	$ 4,002,000	$ 4,008,873
Bombardier, Inc.
7.25%, 07/01/2031 (C)	825,000	875,873
TransDigm, Inc.
6.38%, 05/31/2033 (C)	2,500,000	2,545,030
7.13%, 12/01/2031 (C)	4,000,000	4,194,836
		11,624,612
Automobile Components - 1.2%
American Axle & Manufacturing, Inc.
7.75%, 10/15/2033 (C)	3,000,000	3,086,182
Cooper Tire & Rubber Co. LLC
7.63%, 03/15/2027	5,200,000	5,304,000
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/2032 (C)	2,150,000	2,276,218
		10,666,400
Automobiles - 0.7%
Ford Motor Credit Co. LLC
4.97%, 04/06/2029	1,250,000	1,256,693
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (C)	1,750,000	1,749,639
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (C)	3,100,000	3,220,311
		6,226,643
Banks - 2.5%
Bank of Montreal
Fixed until 11/26/2034, 7.30% (D), 11/26/2084	3,000,000	3,200,526
Barclays PLC
Fixed until 03/15/2035 (E), 7.63% (B)(D)	200,000	215,556
Citigroup, Inc.
Fixed until 02/15/2030 (E), 6.95% (D)	1,500,000	1,545,192
Fixed until 08/15/2029 (E), 7.13% (D)	3,000,000	3,104,934
Fixed until 11/15/2028 (E), 7.63% (D)	1,000,000	1,048,545
FNB Corp.
Fixed until 12/11/2029, 5.72% (D), 12/11/2030	5,500,000	5,625,120
Goldman Sachs Group, Inc.
Fixed until 11/10/2034 (E), 6.13% (B)(D)	2,045,000	2,083,594
Fixed until 02/10/2030 (E), 6.85% (D)	2,000,000	2,084,337
JPMorgan Chase & Co.
Fixed until 04/01/2030 (E), 6.50% (D)	3,000,000	3,121,563
		22,029,367
Building Products - 0.8%
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (C)	3,765,000	3,766,009
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (C)	$ 3,450,000	$ 3,577,966
		7,343,975
Commercial Services & Supplies - 5.4%
Amsted Industries, Inc.
6.38%, 03/15/2033 (C)	3,000,000	3,104,823
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (C)	4,562,000	4,559,608
Brink's Co.
6.75%, 06/15/2032 (C)	4,146,000	4,315,629
CoreCivic, Inc.
8.25%, 04/15/2029	2,750,000	2,880,369
Deluxe Corp.
8.00%, 06/01/2029 (C)	5,000,000	5,085,945
GEO Group, Inc.
8.63%, 04/15/2029	3,700,000	3,869,211
Herc Holdings, Inc.
7.00%, 06/15/2030 (C)	2,000,000	2,099,126
7.25%, 06/15/2033 (C)	2,300,000	2,434,115
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (C)	2,000,000	1,754,028
PROG Holdings, Inc.
6.00%, 11/15/2029 (C)	1,650,000	1,633,088
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,577,228
United Rentals North America, Inc.
6.00%, 12/15/2029 (C)	6,150,000	6,302,877
Upbound Group, Inc.
6.38%, 02/15/2029 (C)	3,675,000	3,641,674
WEX, Inc.
6.50%, 03/15/2033 (C)	3,000,000	3,061,980
		47,319,701
Construction & Engineering - 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027 (C)	1,300,000	1,300,125
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/2032 (C)	3,800,000	3,825,156
Forestar Group, Inc.
5.00%, 03/01/2028 (C)	5,000,000	4,996,364
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,229,114
Winnebago Industries, Inc.
6.25%, 07/15/2028 (C)	899,000	898,258
		13,249,017
Consumer Staples Distribution & Retail - 1.6%
Academy Ltd.
6.00%, 11/15/2027 (C)	5,150,000	5,157,864
Bath & Body Works, Inc.
6.63%, 10/01/2030 (C)	2,450,000	2,509,055
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (C)	1,150,000	1,138,632
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Dillard's, Inc.
7.00%, 12/01/2028	$ 230,000	$ 242,091
7.75%, 07/15/2026	1,150,000	1,160,840
Macy's Retail Holdings LLC
7.38%, 08/01/2033 (B)(C)	1,700,000	1,795,152
Michaels Cos., Inc.
5.25%, 05/01/2028 (C)	1,595,000	1,577,604
		13,581,238
Containers & Packaging - 0.6%
Graphic Packaging International LLC
6.38%, 07/15/2032 (B)(C)	2,000,000	2,022,403
Sealed Air Corp.
6.50%, 07/15/2032 (C)	3,000,000	3,114,435
		5,136,838
Diversified REITs - 0.2%
American Assets Trust LP
6.15%, 10/01/2034	635,000	642,231
Rithm Capital Corp.
8.00%, 07/15/2030 (C)	1,050,000	1,073,656
		1,715,887
Electric Utilities - 1.3%
Dominion Energy, Inc.
Fixed until 02/15/2035, 6.63% (D), 05/15/2055	1,000,000	1,028,135
Southern Co.
Fixed until 12/15/2034, 6.38% (D), 03/15/2055 (B)	3,000,000	3,128,831
Talen Energy Supply LLC
8.63%, 06/01/2030 (C)	4,250,000	4,484,217
Vistra Operations Co. LLC
6.95%, 10/15/2033 (C)	2,500,000	2,772,148
		11,413,331
Electrical Equipment - 1.0%
Energizer Holdings, Inc.
6.00%, 09/15/2033 (C)	3,700,000	3,556,028
WESCO Distribution, Inc.
6.63%, 03/15/2032 (C)	2,000,000	2,089,790
7.25%, 06/15/2028 (C)	2,729,000	2,761,827
		8,407,645
Energy Equipment & Services - 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (C)	1,500,000	1,503,777
Financial Services - 3.0%
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (D)	2,250,000	2,156,646
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (C)	4,750,000	4,888,994
Citadel LP
6.38%, 01/23/2032 (C)	4,750,000	5,040,570
EZCORP, Inc.
7.38%, 04/01/2032 (C)	3,850,000	4,101,301
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
ILFC E-Capital Trust I
3-Month Term SOFR + 0.00%, 6.35% (D), 12/21/2065 (C)	$ 3,400,000	$ 2,926,671
Rocket Cos., Inc.
6.38%, 08/01/2033 (C)	2,500,000	2,593,653
StoneX Group, Inc.
7.88%, 03/01/2031 (C)	4,175,000	4,441,712
		26,149,547
Food Products - 1.1%
Post Holdings, Inc.
6.38%, 03/01/2033 (C)	4,000,000	4,030,672
U.S. Foods, Inc.
6.88%, 09/15/2028 (C)	2,300,000	2,372,146
United Natural Foods, Inc.
6.75%, 10/15/2028 (C)	2,875,000	2,880,066
		9,282,884
Health Care Providers & Services - 1.6%
DaVita, Inc.
6.88%, 09/01/2032 (C)	3,175,000	3,270,383
Global Medical Response, Inc.
7.38%, 10/01/2032 (C)	5,000,000	5,169,950
Horizon Mutual Holdings, Inc.
6.20%, 11/15/2034 (C)	3,207,000	3,128,512
Select Medical Corp.
6.25%, 12/01/2032 (B)(C)	2,000,000	1,940,967
		13,509,812
Hotels, Restaurants & Leisure - 3.3%
Acushnet Co.
5.63%, 12/01/2033 (C)	2,750,000	2,775,850
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (C)	1,500,000	1,539,180
Light & Wonder International, Inc.
6.25%, 10/01/2033 (C)	1,500,000	1,518,750
7.50%, 09/01/2031 (C)	4,500,000	4,709,007
Lindblad Expeditions LLC
7.00%, 09/15/2030 (C)	3,850,000	4,019,157
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (C)	4,388,000	4,407,715
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028 (B)	4,950,000	4,883,362
Viking Cruises Ltd.
9.13%, 07/15/2031 (C)	2,509,000	2,676,024
VOC Escrow Ltd.
5.00%, 02/15/2028 (C)	2,516,000	2,514,373
		29,043,418
Household Durables - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028	1,141,000	1,140,101
Insurance - 0.2%
Kuvare U.S. Holdings, Inc.
Fixed until 05/01/2026, 7.00% (D), 02/17/2051 (C)	1,500,000	1,489,420
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 1.0%
Gen Digital, Inc.
6.25%, 04/01/2033 (C)	$ 2,500,000	$ 2,512,047
Match Group Holdings II LLC
6.13%, 09/15/2033 (C)	3,850,000	3,864,296
Wayfair LLC
6.75%, 11/15/2032 (C)	2,000,000	2,067,144
		8,443,487
IT Services - 1.2%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	486,077
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	2,002,773
NCR Atleos Corp.
9.50%, 04/01/2029 (C)	3,225,000	3,456,284
Science Applications International Corp.
5.88%, 11/01/2033 (C)	2,500,000	2,519,670
Seagate HDD Cayman
8.50%, 07/15/2031	2,000,000	2,116,382
		10,581,186
Machinery - 0.5%
Regal Rexnord Corp.
6.30%, 02/15/2030	2,549,000	2,702,622
6.40%, 04/15/2033	1,900,000	2,030,391
		4,733,013
Media - 0.3%
Nexstar Media, Inc.
4.75%, 11/01/2028 (C)	2,986,000	2,967,971
Metals & Mining - 1.6%
Carpenter Technology Corp.
5.63%, 03/01/2034 (C)	5,000,000	5,073,855
Commercial Metals Co.
6.00%, 12/15/2035 (C)	4,600,000	4,699,862
Mineral Resources Ltd.
8.50%, 05/01/2030 (C)	2,000,000	2,073,274
Novelis Corp.
6.38%, 08/15/2033 (C)	2,000,000	2,037,270
		13,884,261
Mortgage Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (B)(C)	1,500,000	1,490,138
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/2033 (C)	2,000,000	2,021,813
Chord Energy Corp.
6.75%, 03/15/2033 (C)	3,000,000	3,110,015
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	3,375,000	3,493,139
Murphy Oil Corp.
6.00%, 10/01/2032 (B)	6,625,000	6,619,452
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%, 02/15/2032 (C)	$ 2,500,000	$ 2,616,645
ONEOK Partners LP
6.85%, 10/15/2037	2,500,000	2,770,452
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/2028	3,000,000	2,995,573
Permian Resources Operating LLC
5.88%, 07/01/2029 (C)	2,250,000	2,257,558
9.88%, 07/15/2031 (C)	1,132,000	1,214,201
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (C)	3,325,000	3,473,830
Sunoco LP
6.25%, 07/01/2033 (C)	500,000	512,910
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,190,044
7.00%, 09/15/2028 (C)	2,850,000	2,942,414
Valero Energy Corp.
8.75%, 06/15/2030	300,000	349,295
		35,567,341
Passenger Airlines - 0.5%
American Airlines, Inc.
8.50%, 05/15/2029 (C)	4,048,000	4,224,056
Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (C)	3,000,000	3,000,972
Pharmaceuticals - 0.4%
1261229 BC Ltd.
10.00%, 04/15/2032 (C)	676,000	693,750
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (C)	326,000	301,545
Harrow, Inc.
8.63%, 09/15/2030 (C)	2,500,000	2,609,800
		3,605,095
Software - 1.0%
Concentrix Corp.
6.60%, 08/02/2028 (B)	1,000,000	1,039,356
6.85%, 08/02/2033 (B)	2,600,000	2,632,446
CoreWeave, Inc.
9.25%, 06/01/2030 (C)	4,950,000	4,872,771
		8,544,573
Specialized REITs - 0.3%
Iron Mountain, Inc.
4.88%, 09/15/2027 (C)	1,750,000	1,748,980
6.25%, 01/15/2033 (C)	750,000	757,868
		2,506,848
Technology Hardware, Storage & Peripherals - 0.2%
Zebra Technologies Corp.
6.50%, 06/01/2032 (C)	2,000,000	2,060,072
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.
4.25%, 03/15/2029 (C)	$ 1,500,000	$ 1,447,278
Transportation Infrastructure - 1.2%
Danaos Corp.
6.88%, 10/15/2032 (C)	2,000,000	2,065,684
8.50%, 03/01/2028 (C)	1,411,000	1,412,860
FTAI Aviation Investors LLC
7.00%, 06/15/2032 (C)	3,800,000	3,999,260
Star Leasing Co. LLC
7.63%, 02/15/2030 (C)	2,000,000	1,913,991
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,258,979
		10,650,774
Total Corporate Debt Securities (Cost $349,535,451)		354,540,678

	Shares	Value
PREFERRED STOCKS - 3.6%
Banks - 0.3%
Dime Community Bancshares, Inc.,
5.50%	57,045	1,099,828
Regions Financial Corp.,
Fixed until 09/15/2029, 6.95% (D)	51,500	1,310,675
		2,410,503
Capital Markets - 0.4%
Morgan Stanley,
Series P, 6.50% (B)	60,000	1,527,600
Series Q, 6.63% (B)	65,000	1,704,300
		3,231,900
Consumer Finance - 0.4%
Synchrony Financial,
Series B, Fixed until 05/15/2029, 8.25% (B)(D)	142,000	3,689,160
Electric Utilities - 0.5%
SCE Trust VIII,
Series N, 6.95%	75,000	1,831,500
Southern Co.,
6.50%	100,000	2,579,000
		4,410,500
Financial Services - 0.2%
NewtekOne, Inc.,
Series B, Fixed until 10/01/2030, 8.50% (D)	60,000	1,439,400
Insurance - 0.7%
Allstate Corp.,
Series J, 7.38%	73,000	1,950,560
Aspen Insurance Holdings Ltd.,
5.63%	17,900	354,241
Enstar Group Ltd.,
Series E, 7.00%	50,000	1,075,000
	Shares	Value
PREFERRED STOCKS (continued)
Insurance (continued)
F&G Annuities & Life, Inc.,
7.95%	82,957	$ 2,127,847
Reinsurance Group of America, Inc.,
Fixed until 10/15/2027, 7.13% (B)(D)	40,000	1,018,000
		6,525,648
Mortgage Real Estate Investment Trusts - 0.8%
Adamas Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (D)	120,000	2,780,400
AGNC Investment Corp.,
Series E, 3-Month Term SOFR + 5.25%, 8.91% (D)	49,300	1,256,164
Annaly Capital Management, Inc.,
Series F, 3-Month Term SOFR + 5.25%, 8.91% (D)	40,784	1,055,082
Rithm Capital Corp.,
Series D, Fixed until 11/15/2026, 7.00% (D)	65,000	1,603,550
		6,695,196
Real Estate Management & Development - 0.0% *
Brookfield Property Partners LP,
Series A-1, 6.50%	6,681	104,023
Trading Companies & Distributors - 0.2%
Triton International Ltd.,
Series E, 5.75% (B)	100,000	2,000,000
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure, Inc.,
5.50%	60,100	1,099,229
		1,099,229
Total Preferred Stocks (Cost $32,504,253)		31,605,559

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury - 0.8%
U.S. Treasury Notes
4.00%, 11/15/2035	$ 2,000,000	1,959,063
4.25%, 08/15/2035	5,000,000	5,004,687
Total U.S. Government Obligations (Cost $7,052,732)		6,963,750

	Shares	Value
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (F)	22,113,170	22,113,170
Total Other Investment Company (Cost $22,113,170)		22,113,170
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp.,
1.35% (F), dated 01/30/2026, to be
repurchased at $7,056,567 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $7,197,051.
$ 7,055,773	$ 7,055,773
Total Repurchase Agreement (Cost $7,055,773)	7,055,773
Total Investments (Cost $710,143,044)	882,296,683
Net Other Assets (Liabilities) - (1.4)%	(11,844,934)
Net Assets - 100.0%	$ 870,451,749
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$460,017,753	$—	$—	$460,017,753
Corporate Debt Securities	—	354,540,678	—	354,540,678
Preferred Stocks	30,530,559	1,075,000	—	31,605,559
U.S. Government Obligations	—	6,963,750	—	6,963,750
Other Investment Company	22,113,170	—	—	22,113,170
Repurchase Agreement	—	7,055,773	—	7,055,773
Total Investments	$512,661,482	$369,635,201	$—	$882,296,683
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $27,810,672, collateralized by cash collateral of $22,113,170 and non-cash collateral, such as U.S. government securities of $6,336,508. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $267,809,744, representing 30.8% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Rate disclosed reflects the yield at January 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Asset Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds